Fixed assets - Other intangible assets - Net book value - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 14,737	€ 14,073	€ 14,339	€ 14,602
Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,043	5,917	6,233
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	4,250	4,046	3,946
Orange brand [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133	3,133	3,133
Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	88	89	88
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	597	449	555
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	626	€ 439	€ 384
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	36,078
Gross carrying amount [member] | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	11,435
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12,833
Gross carrying amount [member] | Orange brand [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133
Gross carrying amount [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,117
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,329
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,230
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(20,163)
Accumulated depreciation and amortisation [member] | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(5,340)
Accumulated depreciation and amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(8,563)
Accumulated depreciation and amortisation [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(114)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(4,720)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,426)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,178)
Accumulated impairment [member] | Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(51)
Accumulated impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(21)
Accumulated impairment [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(915)
Accumulated impairment [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(12)
Accumulated impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (179)